Equity Method Investment in Joint Ventures - Summarized Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Equity Method Investment in Joint Ventures
Net loss	$ 6,121	$ 4,829	$ 12,653	$ (115,777)
Company's share of net loss	925	423	3,169	581
Current assets	38,092		38,092		$ 33,305
Non-current assets	248,766		248,766		226,191
TOTAL ASSETS	286,858		286,858		259,496
Current liabilities	9,141		9,141		5,772
Non-current liabilities	24,595		24,595		25,667
TOTAL LIABILITIES	33,736		33,736		31,439
Carrying amount of investment in joint ventures	162,514		162,514		146,158
Total
Equity Method Investment in Joint Ventures
Net loss	1,682	770	5,762	1,060
Company's share of net loss	925	423	3,169	581
Current assets	24,346		24,346
Non-current assets	135,794		135,794
TOTAL ASSETS	160,140		160,140
Current liabilities	12,372		12,372
TOTAL LIABILITIES	12,372		12,372
Net assets	147,768		147,768
Company's share of joint ventures	81,273		81,273
Adjustments to the Company's share of net assets	81,241		81,241
Carrying amount of investment in joint ventures	162,514		162,514
SWA Lithium
Equity Method Investment in Joint Ventures
Net loss	809	628	4,171	791
Company's share of net loss	445	345	2,294	434
Current assets	14,014		14,014
Non-current assets	80,521		80,521
TOTAL ASSETS	94,535		94,535
Current liabilities	7,430		7,430
TOTAL LIABILITIES	7,430		7,430
Net assets	87,105		87,105
Company's share of joint ventures	47,908		47,908
Adjustments to the Company's share of net assets	56,437		56,437
Carrying amount of investment in joint ventures	104,345		104,345		94,264
Texas Lithium
Equity Method Investment in Joint Ventures
Net loss	873	142	1,591	269
Company's share of net loss	480	$ 78	875	$ 147
Current assets	10,332		10,332
Non-current assets	55,273		55,273
TOTAL ASSETS	65,605		65,605
Current liabilities	4,942		4,942
TOTAL LIABILITIES	4,942		4,942
Net assets	60,663		60,663
Company's share of joint ventures	33,365		33,365
Adjustments to the Company's share of net assets	24,804		24,804
Carrying amount of investment in joint ventures	$ 58,169		$ 58,169		$ 51,894